Stockholders’ Equity (Deficit) (Details) - Options Held [Member]	12 Months Ended
	Dec. 31, 2020 $ / shares	Dec. 31, 2020 EUR (€) shares	Dec. 31, 2019 $ / shares	Dec. 31, 2019 EUR (€) shares	Dec. 31, 2020 EUR (€) shares
Stockholders’ Equity (Deficit) (Details) - Schedule of stock options activities [Line Items]
Number of Options, balance beginning | shares		300,000
Weighted Average Exercise Price, balance beginning | $ / shares	$ 0.0001
Number of Options, Granted | shares				400,000
Weighted Average Exercise Price, Granted | $ / shares			0.0001
Number of Options, Granted Forfeited | shares				(100,000)
Weighted Average Exercise Price, Granted Forfeited | $ / shares			(0.0001)
Number of Options, balance ending | shares		300,000		300,000
Weighted Average Exercise Price, balance ending | $ / shares	0.0001		$ 0.0001
Weighted Average Remaining Contractual Term (Years), balance ending		3 years 6 months		4 years 6 months
Aggregate Intrinsic Value, balance ending | €		€ 127,290		€ 104,970
Number of Options, Exercisable | shares					300,000
Weighted Average Exercise Price, Exercisable | $ / shares	$ 0.0001
Weighted Average Remaining Contractual Term (Years), Exercisable		3 years 6 months
Aggregate Intrinsic Value, Exercisable | €					€ 127,290